Note 10 - Loss Per Common Share - Calculation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Net loss	$ (2,868)	$ (628)
Less: Deemed dividend for beneficial conversion feature of Series E Shares	(1,067)	(9,339)
Less: Deemed dividend equivalents on Series E Shares related to redemption value	(3,099)	(4,223)
Less: Dividend of Series E Shares	(932)	(1,029)
Loss attributable to common shareholders	$ (7,966)	$ (15,219)
Loss per share:
Weighted average common shares outstanding, basic (in shares)	7,302,633	52,524
Loss per share, basic and diluted (in dollars per share)	$ (1.09)	$ (289.75)